Schedule of term facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Line of Credit Facility [Line Items]
Total	$ 30,603
Revolving Credit Facility [Member] | CWB Financial Limited [Member]
Line of Credit Facility [Line Items]
Total	$ 28,736
Interest rate	8.78%
Maturity	September 2027
Revolving Credit Facility [Member] | CWB Financial Limited One [Member]
Line of Credit Facility [Line Items]
Total	$ 1,487
Interest rate	9.21%
Maturity	October 2027
Revolving Credit Facility [Member] | CWB Financial Limited Two [Member]
Line of Credit Facility [Line Items]
Total	$ 380
Interest rate	8.67%
Maturity	November 2027